INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

Intangible assets consist of the following at December 31:

	2018	2017

Non-compete agreement	$1,250,000	$1,250,000
Intellectual property	756,000	756,000
Acquired Software	617,069	617,069
Internally developed software	1,563,401	754,140
Total cost	4,186,470	3,377,209
Accumulated amortization	(2,423,865)	(1,734,449)
Intangible assets, net	$1,762,605	$1,642,760

Amortization expense was $51,422 for intellectual property, $121,527 for the non-compete agreement and $365,266 for internally developed software and 151,200 acquired software for the year ended December 31, 2018. Amortization expense was $151,200 for intellectual property, $677,083 for the non-compete agreement, and $146,181 for internally developed software for the year ended December 31, 2017.

The estimated future amortization expense for the years ended December 31, are as follows:

2019	$858,041
2020	737,648
2021	166,916
$1,762,605

Big Token, Inc. [Member]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2018	December 31, 2017
Internally developed software	$237,507	$12,496
Accumulated amortization	(38,345)	(442)
Carrying value	$199,162	$12,054

During the years ended December 31, 2018 and 2017, the Company capitalized $225,010 and $12,496 of costs associated with the development of BIGToken respectively, including directly related payroll costs.

Amortization expense for the periods ended December 31, 2018 and 2017 amounted to $37,093 and $442 respectively.